CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 101,597	$ 63,148	$ 52,610
Adjustments to reconcile net income to net cash generated from operating activities:
Share-based compensation	7,170	5,075	4,140
Depreciation of property and equipment	4,100	2,378	1,213
Deferred tax expenses (benefits)	27,680	2,601	(7,860)
Bad debts provision	16,368	6,775	4,430
Unrealized foreign exchange loss		483	41
Other-than-temporary impairment on available-for-sale securities	4,343
Changes in operating assets and liabilities:
Accounts receivable	(19,817)	(14,608)	(7,053)
Inventories		4,559	(4,390)
Prepayments and other current assets	1,602	(8,425)	(551)
Other non-current assets	(172)	(896)	(52)
Accrued expenses and other liabilities	381	7,987	7,912
Deferred revenue	12,264	26,399	12,821
Income tax payable	1,363	11,034	2,705
Amount due from related parties	(1,595)
Net cash generated from operating activities	155,284	106,510	65,966
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of fixed-rate time deposits	(204,173)	(89,495)	(35,864)
Acquisition of trading securities		(7,550)
Acquisition of available-for-sale security		(5,000)
Loans to third parties	(14,800)	(10,508)
Proceeds received from maturity of trading securities	7,550
Proceeds received from maturity of fixed-rate time deposits	250,816	68,892	32,204
Acquisition of property and equipment	(60,115)	(5,630)	(1,642)
Proceeds from disposal of property and equipment	491	147	107
Deposits for purchase of non-current assets		(4,600)
Change in amount due from related parties		7,648	(6,839)
Net cash used in investing activities	(20,231)	(46,096)	(12,034)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of shares and vested options			(548)
Proceeds from exercise of share options	5,981	310
Proceeds from initial public offering		10,494
Proceeds from short-term loans	255,570	3,600
Repayment of short-term loan	(3,600)
Payment of dividends	(142,214)		(24,241)
Restricted cash	(277,320)
Net cash (used in) generated from financing activities	(161,583)	14,404	(24,789)
Exchange rate effect on cash and cash equivalents	5,424	4,463	74
Net increase (decrease) in cash and cash equivalents	(21,106)	79,281	29,217
Cash and cash equivalents at beginning of year	171,520	92,239	63,022
Cash and cash equivalents at end of year	150,414	171,520	92,239
Supplemental schedule of cash flow information
Income tax paid	10,629	3,955	1,657
Interest paid	2,224
Acquisition of property and equipment through utilization of deposits	4,600		52
Non-monetary exchange of services for prepaid cards		$ 13,739	$ 9,252